CAPITAL STRUCTURE - Shares Issued By Company - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Structure [Line Items]
Treasury shares, shares	103,237,171	9,015,012
New Shares Issued [Member]
Capital Structure [Line Items]
Treasury shares, shares	6,666,106	9,015,012
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	4,570,191	2,504,721
Issuance of shares for restricted shares vested (in shares)	0	0	0
Exercise of share options (in shares)	0	0	0
Ordinary Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	4,570,191	2,504,721	0
Treasury Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	(4,570,191)	(2,504,721)
Issuance of shares for restricted shares vested (in shares)	2,115,809	950,320	303,318
Exercise of share options (in shares)	4,803,288	3,363,159	1,789,929
Treasury Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	4,570,191	2,504,721	0
Issuance of shares for restricted shares vested (in shares)	2,115,809	950,320	303,318
Exercise of share options (in shares)	4,803,288	3,363,159	1,789,929